[GRAPHIC OMITTED]
                            DEUTSCHE ASSET MANAGEMENT

                                [GRAPHIC OMITTED]
                                    WORLD MAP

                                  Mutual Fund
                                 Annual Report
                                December 31, 2000

                                  Institutional

Treasury Money Fund

                                [GRAPHIC OMITTED]
                               DEUTSCHE BANK GROUP

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................   3

              TREASURY MONEY FUND INSTITUTIONAL

                 Statement of Assets and Liabilities ....................   6
                 Statement of Operations ................................   7
                 Statements of Changes in Net Assets ....................   8
                 Financial Highlights ...................................   9
                 Notes to Financial Statements ..........................  10
                 Report of Independent Accountants ......................  11
                 Tax Information ........................................  11

              TREASURY MONEY PORTFOLIO

                 Schedule of Portfolio Investments ......................  12
                 Statement of Assets and Liabilities ....................  14
                 Statement of Operations ................................  15
                 Statements of Changes in Net Assets ....................  16
                 Financial Highlights ...................................  17
                 Notes to Financial Statements ..........................  18
                 Report of Independent Accountants ......................  20



               -------------------------------------------------
    The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
               -------------------------------------------------

--------------------------------------------------------------------------------
                                        2

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Treasury Money Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

The year 2000 in the money markets can be described as a dichotomy. The first half of the year was characterized by solid economic growth and expansion, resulting in higher yields. As the second half of the year progressed, the market began to anticipate an economic slowdown, which led to a money market rally and a dramatic decline in yields.

AS THE FIRST HALF OF THE YEAR PROGRESSED, THE US ECONOMY CONTINUED TO EXPAND, CAUSING ALARM AMONG INVESTORS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o The ongoing strength of the economy was reflected in low unemployment and soaring existing home sales, durable goods orders and retail sales.
o Taking a hard stance, the Federal Reserve Board followed up its 0.75% rate increase in 1999 with three additional interest rate hikes, totaling another 1.00%, bringing the targeted federal funds rate to 6.50%.

THE US ECONOMY BEGAN SHOWING SIGNS OF SLOWING IN THE THIRD QUARTER, REFLECTING THE LAGGED EFFECT OF THE 1.75% OF INTEREST RATE INCREASES BY THE FEDERAL RESERVE BOARD OVER THE PREVIOUS TWELVE MONTHS.
o Consumer demand, manufacturing activity and employment all began to contract.
o The increased cost of energy reduced the profitability of corporations, which found it hard to pass price increases on to their customers.
o While holding interest rates steady, the Federal Reserve Board explained that it would maintain its inflation vigil while trying to determine whether the slowdown in domestic demand was 'tentative and preliminary' or if the significant tightenings over the last year and a half had produced the desired results.

THE SLOWDOWN IN THE ECONOMY ACCELERATED DURING THE FOURTH QUARTER, AS CONSUMER DEMAND AND INDUSTRIAL PRODUCTION FALTERED AND BUSINESSES SOUGHT TO TRIM UNWANTED INVENTORIES.

 SECTOR ALLOCATION
 By Asset Type as of December 31, 2000
 (percentages are based on market value of total investments in the Portfolio)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

U.S. Treasury Bills            8.93%
U.S. Treasury Notes & Bonds    6.64%
Repurchase Agreements         84.43%

o In particular, consumer spending on motor vehicles and other big ticket items was sluggish.
o Analysts reduced corporate earnings expectations and equity prices continued to slump.
o Additionally, deterioration in credit quality made investors concerned about lending to corporate issuers, particularly in the longer end of the yield curve. Consequently, yield spreads on these longer-term issues widened against US Treasuries.
o A combination of investors becoming more risk averse and thus moving to shorter maturities along with money fund managers' reluctance to extend their portfolios due to typical year-end liquidity concerns supported an expensive market at the short end of the yield curve.
o The Federal Reserve Board held interest rates steady through the balance of the year, but did make an unprecedented move by shifting directly from a tightening to an easing bias at its December 19th meeting.

DIVERGENT CONDITIONS ALSO IMPACTED THE SHORT-TERM TREASURY MARKET OVER THE ANNUAL PERIOD.
o During the first half of the year, investors were purchasing short-term Treasuries to avoid volatile equity and bond markets while the Federal Reserve Board continued to raise interest rates. At the same time, the government's cutback in overall issuance and its buyback program produced a lack of supply in the Treasury market.
o Consequently, as the Federal Reserve Board moved interest rates higher through May, Treasury Bill yields did not follow as quickly.


--------------------------------------------------------------------------------
                                        3

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o Early in the second half of the year, the US Treasury decided to increase the size of its weekly bill auctions and issue large cash management bills, as it bought back longer-term bonds outstanding. Cash management bills are being used more extensively by the US Treasury as a temporary source of cash prior to tax dates. This added supply caused a significant increase in the yields of Treasury Bills.
o However, as the year progressed, the volatile equity markets and the deterioration in corporate credit quality renewed a flight-to-quality factor into the Treasury market. This, along with anticipation of the Federal Reserve Board lowering interest rates, provided the catalyst for the market to become technically strong once again.

INVESTMENT REVIEW

We were able to produce highly competitive yields in Treasury Money Fund Institutional for the annual period. Our strategy during the first half of the year was to maintain a somewhat shorter than average duration, taking advantage of the higher yields offered by repurchase agreements and cash management bills when those opportunities presented themselves. During the second half of the year, we managed the Portfolio with a relatively neutral to the benchmark average duration. The yield differential between repurchase agreements and the underlying Treasury securities was significant. Thus, we focused on taking advantage of the higher yields offered by repurchase agreements, both overnight and term, enabling us to produce competitive yields in the Fund.

                                                  CUMULATIVE                                AVERAGE ANNUAL
                                               TOTAL RETURNS                                 TOTAL RETURNS          ANNUALIZED
                  ------------------------------------------    ------------------------------------------  ------------------
                                                                                                            7 day      7 day
Periods ended     Past 1  Past 3  Past 5  Past 10      Since    Past 1  Past 3  Past 5  Past 10      Since  current  effective
December 31, 2000   year   years   years    years  inception     years   years   years    years  inception    yield      yield
----------------- ------  ------  ------  -------  ---------    ------  ------  ------  -------  ---------  -------  ---------
Treasury Money
 Fund  Institutional
 (inception
 7/25/90)(1)       6.12%  17.13%  29.88%   60.99%     66.42%     6.12%   5.41%   5.37%    4.88%      5.00%    6.16%(2)   6.33%(2)
------------------------------------------------------------------------------------------------------------------------------
iMoneyNet --
 US Treasury
 and Repo
 Institutional
 Money Funds
 Average(3)        5.86%  16.37%  28.75%   58.70%     63.78%(4)  5.86%   5.18%   5.18%    4.72%      4.84%(4) 5.93%      6.11%


--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.Yields and total return will fluctuate.The yields quoted more closely reflect the Fund's current earnings than the total return quotations.'Current yield' refers to the income generated by an investment in the Fund over a 7-day period.This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. Total return figures assume the reinvestment of dividends. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
     An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(2) For the 16-month period beginning December 31, 1999, the investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses.Without such waivers the Fund's 7-day current and effective yields would have been 6.15% and 6.32%, respectively.
(3) Money Fund Report Averages are compiled by iMoneyNet,Inc. (formerly IBC Financial Data, Inc.), an independent money market mutual fund rating service. Money Fund Report Averages are averages for categories of similar money market funds. Averages do not reflect expenses, which have been deducted from the Fund's returns.
(4)  Benchmark returns are for the periods beginning July 31, 1990.

--------------------------------------------------------------------------------
                                        4

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
The rapid deceleration in the economy at the end of 2000 provided the catalyst for the Federal Reserve Board to lower the targeted federal funds rate and discount rate by 0.50% on January 3, 2001. This surprise move -- coming between scheduled meetings -- came at an inopportune time for many money market funds. The reason is that most money market funds are managed with a shorter relative duration at year end for liquidity purposes. Consequently, this excess cash had to be reinvested at the beginning of the year at lower rates.

We believe that the Federal Reserve Board will continue to ease monetary policy throughout the first half of the new year. Expectations of a controlled decline in growth have been replaced by fears of a 'hard landing.' Ultimately, we expect the US economy to return to a moderate growth path, but probably not in the first quarter of 2001. The duration and depth of the current slowdown will likely be dependent upon consumers and businesses regaining optimism about the economy. In addition to monetary policy, fiscal policy and the potential for generous tax breaks may be determining factors that could provide significant stimulus to the economy.

Going forward, the yield on Treasury funds in general will likely be impacted by whether or not cash management bills are outstanding. As Treasury issuance decreases and the buybacks of longer-term debt increases, yield spreads between short-term Treasuries and repurchase agreements versus other instruments may continue to widen. In our view, temporary supply in the form of cash management bills will provide welcome relief to an otherwise technically expensive market, and thus in Treasury Money Fund Institutional, we intend to take advantage of those market dislocations.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As  always,   we  appreciate   your  ongoing  support  of  Treasury  Money  Fund
Institutional, and we look forward to continuing to serve your investment needs for many years ahead.

/S/ DARLENE M. RASEL
    ----------------
Darlene M. Rasel
Portfolio Manager of TREASURY MONEY PORTFOLIO
December 31, 2000


--------------------------------------------------------------------------------
                                        5

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                          DECEMBER 31, 2000
                                                                          -----------------
ASSETS
   Investment in Treasury Money Portfolio, at value ......................   $1,093,593,386
   Receivable for shares of beneficial interest subscribed ...............           13,227
   Due from Bankers Trust ................................................           17,068
   Prepaid expenses and other ............................................           13,461
                                                                             --------------
Total assets .............................................................    1,093,637,142
                                                                             --------------
LIABILITIES
   Payable for shares of beneficial interest redeemed ....................           70,215
   Dividend payable ......................................................        4,939,379
   Accrued expenses and other ............................................           32,147
                                                                             --------------
Total liabilities ........................................................        5,041,741
                                                                             --------------
NET ASSETS ...............................................................   $1,088,595,401
                                                                             ==============

COMPOSITION OF NET ASSETS
   Paid-in capital .......................................................   $1,088,331,126
   Accumulated net realized gain from investment transactions ............          264,275
                                                                             --------------
NET ASSETS ...............................................................   $1,088,595,401
                                                                             ==============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ....................................    1,088,323,048
                                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ............................   $         1.00
                                                                             ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        6

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 2000
                                                             ------------------
INVESTMENT INCOME
   Income allocated from Treasury Money Portfolio, net .......     $ 72,494,079
                                                                   ------------
EXPENSES
   Administration and services fees ..........................          609,422
   Registration fees .........................................           60,362
   Professional fees .........................................           34,378
   Printing and shareholder reports ..........................           28,721
   Trustees fees .............................................            6,537
   Miscellaneous .............................................           44,426
                                                                   ------------
Total expenses ...............................................          783,846
Less: fee waivers or expense reimbursements ..................         (174,424)
                                                                   ------------
Net expenses .................................................          609,422
                                                                   ------------
NET INVESTMENT INCOME ........................................       71,884,657
NET REALIZED LOSS ON INVESTMENT TRANSACTIONS .................          (48,677)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 71,835,980
                                                                   ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        7

Treasury Money Fund Institutional

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                   2000               1999
                                                        ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................   $    71,884,657    $    81,300,892
   Net realized loss from investment transactions ...           (48,677)           (16,436)
                                                        ---------------    ---------------
Net increase in net assets from operations ..........        71,835,980         81,284,456
                                                        ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ............................       (71,912,011)       (81,300,892)
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ....................     4,478,144,693      7,563,712,283
   Dividend reinvestments ...........................        51,003,738         61,803,169
   Cost of shares redeemed ..........................    (5,408,274,340)    (7,386,535,957)
                                                        ---------------    ---------------
Net increase (decrease) from capital transactions
   in shares of beneficial interest .................      (879,125,909)       238,979,495
                                                        ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............      (879,201,940)       238,963,059
NET ASSETS
   Beginning of year ................................     1,967,797,341      1,728,834,282
                                                        ---------------    ---------------
   End of year ......................................   $ 1,088,595,401    $ 1,967,797,341
                                                        ===============    ===============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Treasury Money Fund Institutional.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                    2000           1999          1998         1997          1996
                                              ----------     ----------    ----------   ----------    ----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .........  $     1.00     $     1.00    $     1.00   $     1.00    $     1.00
                                              ----------     ----------    ----------   ----------    ----------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income ...................        0.06           0.05          0.05         0.05          0.05
   Net realized gain (loss) from
     investment transactions ...............       (0.00)(1)      (0.00)(1)      0.00(1)      0.00(1)       0.00(1)
                                              ----------     ----------    ----------   ----------    ----------
Total from investment operations ...........        0.06           0.05          0.05         0.05          0.05
                                              ----------     ----------    ----------   ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................       (0.06)         (0.05)        (0.05)       (0.05)        (0.05)
                                              ----------     ----------    ----------   ----------    ----------
NET ASSET VALUE, END OF YEAR ...............  $     1.00     $     1.00    $     1.00   $     1.00    $     1.00
                                              ==========     ==========    ==========   ==========    ==========
TOTAL INVESTMENT RETURN ....................        6.12%          4.84%         5.28%        5.42%         5.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ........................  $1,088,595     $1,967,797    $1,728,834   $1,852,634    $1,424,305
   Ratios to average net assets:
     Net investment income .................        5.91%          4.72%         5.16%        5.26%         5.10%
     Expenses after waivers,
        including expenses of the
        Treasury Money Portfolio ...........        0.25%          0.25%         0.25%        0.25%         0.25%
     Expenses before waivers,
        including expenses of the
        Treasury Money Portfolio ...........        0.27%          0.26%         0.26%        0.27%         0.26%

--------------------------------------------------------------------------------
(1) Less than $0.01 per share.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Treasury Money Fund Institutional (the 'Fund') is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 25, 1990.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Treasury Money Portfolio (the 'Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was approximately 76% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and .25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- CAPITAL LOSSES
At December 31, 2000 capital loss carryforwards available as a reduction against future net realized capital gains consisted of $60,791 which will expire in December 2008. In addition, the Fund has deferred post October capital losses of $6,628 to the next fiscal year.

NOTE 4 -- SUBSEQUENT EVENT
On January 24, 2001, the Fund changed its name from Treasury Money Institutional to Treasury Money Fund Institutional.

--------------------------------------------------------------------------------
                                       10

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and Shareholders of Treasury Money Fund Institutional



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Money Fund Institutional (one of the funds comprising BT Institutional Funds, hereafter referred to as the 'Fund') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001



--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For theYear Ended December 31, 2000

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2000, 17.740% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
                                       11

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000


   PRINCIPAL
       MOUNT   SECURITY                                                    VALUE
------------   --------                                                    -----
               US TREASURY BILLS -- 8.90%
$ 35,000,000     5.93%, 4/12/01 ................................... $ 34,417,707
  30,000,000     6.07%, 4/19/01 ...................................   29,453,700
  40,000,000     6.075%, 5/10/01 ..................................   39,129,250
  25,000,000     5.755%, 6/7/01 ...................................   24,372,545
                                                                    ------------
TOTAL US TREASURY BILLS
   (Amortized Cost $127,373,202) ..................................  127,373,202
                                                                    ------------
               US TREASURY NOTE/BOND -- 6.62%
  30,000,000     4.50%, 1/31/01 ...................................   29,955,231
  15,000,000     5.25%, 1/31/01 ...................................   14,986,270
  50,000,000     5.25%, 5/31/01 ...................................   49,789,468
                                                                    ------------
TOTAL US TREASURY NOTE/BOND
   (Amortized Cost $94,730,969) ...................................   94,730,969
                                                                    ------------

               REPURCHASE AGREEMENTS(1) -- 84.19%

  65,000,000   Tri Party  Repurchase  Agreement  with BNP  Paribas,
               dated 12/06/00, 6.40%, principal and interest in the
               amount of $65,670,222,  due 2/2/01,  (collateralized
               by US Treasury Note with a par value of $64,980,000,
               coupon  rate of 6.50%,  due  3/31/02,  with a market
               value of $66,799,500) ..............................  65,000,000

  65,000,000   Tri  Party  Repurchase  Agreement  with  CIBC  World
               Markets Corp., dated 12/29/00,  5.75%, principal and
               interest in the amount of  $65,041,528,  due 1/2/01,
               (collateralized by US Treasury Bonds with par values
               of  $18,581,000,  $40,226,000  and $100,000,  coupon
               rates  from  6.25%  to  6.375%,   due  8/15/23  thru
               8/15/27,   with   market   values  of   $20,543,114,
               $45,646,861 and $113,491) ..........................   65,000,000

  60,000,000   Tri Party  Repurchase  Agreement  with Credit Suisse
               First Boston Corp., dated 11/02/00, 6.46%, principal
               and  interest  in the  amount  of  $60,958,233,  due
               1/30/01,  (collateralized  by US Treasury Notes with
               par values of $ 51,526,000  and  $8,580,000,  coupon
               rates of 6.375% and 6.625%, due 1/31/02 and 5/31/02,
               with market values of  $53,324,695  and  $8,767,672)   60,000,000

 294,447,944   Tri Party  Repurchase  Agreement with Goldman Sachs,
               dated 12/29/00,  4.20%,  5.98% and 6.00%,  principal
               and  interest  in the  amount of  $294,633,132,  due
               1/2/01,  (collateralized  by US Treasury  Bonds with
               par values of $92,084,000  and  $82,687,000,  coupon
               rates of 7.25% and 9.875%, due 8/15/22 and 11/15/15,
               with market values of $113,590,354  and $120,195,705
               and  by  US  Treasury  Bill2  with  a par  value  of
               $66,598,000,  coupon  rate of  6.25%,  with a market
               value of $66,551,381) ..............................  294,447,944

  65,000,000   Tri  Party   Repurchase   Agreement  with  Greenwich
               Capital,   dated  12/22/00,   6.25%,  principal  and
               interest in the amount of  $65,124,132,  due 1/2/01,
               (collateralized by US Resolution Fund Strips2 with a
               par value of  $117,549,000,  coupon rates from 5.11%
               to 6.18%,  due from  7/15/03  thru  1/15/21,  with a
               market  value  of  $65,851,869  and by  RFCSP  Strip
               Principle  with a par  value of  $1,490,000,  coupon
               rate of 8.625%, due 1/15/21,  with a market value of
               $449,354) ..........................................   65,000,000

  60,000,000   Tri Party  Repurchase  Agreement  with  J.P.  Morgan
               Inc., dated 11/10/00,  6.47%, principal and interest
               in  the   amount   of   $60,970,500,   due   2/8/01,
               (collateralized by US Treasury Bond with a par value
               of $63,335,000,  coupon rate of 5.25%, due 11/15/28,
               with a market value of $61,200,814) ................   60,000,000

  65,000,000   Tri Party Repurchase  Agreement with Merrill Lynch &
               Co., dated 12/12/00,  6.40%,  principal and interest
               in  the   amount  of   $65,751,111,   due   2/15/01,
               (collateralized  by US  Treasury  Strip  with  a par
               value of  $105,193,000,  coupon  rate of 6.00%,  due
               8/15/09,   with  a  market  value  of   $66,302,309)   65,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

Treasury Money Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000


   PRINCIPAL
       MOUNT   SECURITY                                                    VALUE
------------   --------                                                    -----
 $65,000,000   Tri Party Repurchase  Agreement with Morgan Stanley,
               dated 12/29/00, 6.48%, principal and interest in the
               amount of $65,046,800,  due 1/2/01,  (collateralized
               by  US   Treasury   Bill2   with  a  par   value  of
               $67,450,000, coupon rate of 6.10%, due 3/15/01, with
               a market value of $66,645,456) .....................   65,000,000

 150,000,000   Tri Party  Repurchase  Agreement  with Smith Barney,
               dated 12/29/00, 5.75%, principal and interest in the
               amount of $150,095,833,  due 1/2/01, (collateralized
               by  US   Treasury   Bond   with  a  par   value   of
               $112,990,000,  coupon  rate of 8.75%,  due  5/15/17,
               with a market value of $153,059,571) ...............  150,000,000

  65,000,000   Tri Party  Repurchases  Agreement  with UBS  Warburg
               LLC, dated 11/30/00,  6.43%,  principal and interest
               in  the   amount  of   $65,719,803,   due   1/31/01,
               (collateralized  by US  Treasury  Strip  with  a par
               value of  $59,975,000,  coupon  rate of 3.625%,  due
               7/15/02,   with  a  market  value  of   $66,302,619)   65,000,000

 250,000,000   Tri Party  Repurchase  Agreement  with  Westdeutsche
               Landesbank,  dated  12/29/00,  6.00%,  principal and
               interest in the amount of $250,166,667,  due 1/2/01,
               (collaterized  by US Treasury  Bonds with par values
               of $52,000 and $250,001,574,  coupon rates of 6.375%
               and  8.75%,  due  8/15/27 and 5/15/17,  with  market
               values of $59,020 and $254,941,245) ................  250,000,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS(1)
   (Amortized Cost $1,204,447,944) ..............................  1,204,447,944
                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $1,426,552,115)(3)                   99.71%    $1,426,552,115

OTHER ASSETS IN EXCESS OF LIABILITIES                    0.29          4,206,372
                                                        -----     --------------
NET ASSETS                                             100.00%    $1,430,758,487
                                                       ======     ==============

--------------------------------------------------------------------------------
(1) Market value disclosed for collateral on repurchase agreements is as of December 31, 2000. The term repurchase agreements are subject to a seven day demand feature.
(2)  Reflects rate as of December 31, 2000.
(3)  Also aggregate cost for federal tax purposes.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                               DECEMBER 31, 2000
                                                               -----------------
ASSETS
   Investments, at value (amortized cost $1,426,552,115) .....    $1,426,552,115
   Interest receivable .......................................         3,794,598
   Cash ......................................................           657,184
   Prepaid expenses and other ................................               290
                                                                  --------------
Total assets .................................................     1,431,004,187
                                                                  --------------
LIABILITIES
   Due to Bankers Trust ......................................           225,980
   Accrued expenses and other ................................            19,720
                                                                  --------------
Total liabilities ............................................           245,700
                                                                  --------------
NET ASSETS ...................................................    $1,430,758,487
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ...........................................    $1,430,758,487
                                                                  --------------
NET ASSETS ...................................................    $1,430,758,487
                                                                  ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 2000
                                                             ------------------
INVESTMENT INCOME
   Interest ................................................       $ 99,975,090
                                                                   ------------
EXPENSES
   Advisory fee ............................................          2,444,003
   Administration and services fees ........................            816,008
   Professional fees .......................................             45,092
   Trustees fees ...........................................              6,741
   Miscellaneous ...........................................             50,976
                                                                   ------------
Total expenses .............................................          3,362,820
Less: fee waivers or expense reimbursements ................           (102,809)
                                                                   ------------
Net expenses ...............................................          3,260,011
                                                                   ------------
NET INVESTMENT INCOME ......................................         96,715,079

NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS .............            (65,926)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................       $ 96,649,153
                                                                   ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2000               1999
                                                    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ........................   $    96,715,079    $   102,397,213
   Net realized loss from investment transactions           (65,926)           (23,699)
                                                    ---------------    ---------------
Net increase in net assets from operations ......        96,649,153        102,373,514
                                                    ---------------    ---------------
CAPITAL TRANSACTIONS
   Proceeds from capital invested ...............     5,663,957,135      9,551,486,107
   Value of capital withdrawn ...................    (6,859,152,216)    (9,163,201,635)
                                                    ---------------    ---------------
Net increase (decrease) from capital transactions    (1,195,195,081)       388,284,472
                                                    ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........    (1,098,545,928)       490,657,986
NET ASSETS
   Beginning of year ............................     2,529,304,415      2,038,646,429
                                                    ---------------    ---------------
   End of year ..................................   $ 1,430,758,487    $ 2,529,304,415
                                                    ===============    ===============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Treasury Money Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each period indicated for Treasury Money Portfolio.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                    2000          1999          1998          1997          1996
                                              ----------     ----------   ----------    ----------    ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted)                           $1,430,758     $2,529,304   $2,038,646    $2,119,300    $1,979,713
   Ratios to average net assets:
     Net investment income                          5.95%          4.76%        5.23%         5.29%         5.14%
     Expenses after waivers                         0.20%          0.20%        0.20%         0.20%         0.20%
     Expenses before waivers                        0.21%          0.20%        0.20%         0.20%         0.20%



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Treasury Money Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered to be a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.


--------------------------------------------------------------------------------
                                       18

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2002, to the extent necessary, to limit all expenses to .20% of the average daily net assets of the Portfolio.


At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 2000.

--------------------------------------------------------------------------------
                                       19

Treasury Money Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of Treasury Money Portfolio



In our opinion, the accompanying statement of assets and liabilities, including schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Money Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001


--------------------------------------------------------------------------------
                                        20

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management,Inc., and Deutsche Asset Management Investment Services Limited.


Treasury Money Fund Institutional                               CUSIP #055924203
                                                                1680ANN (12/00)

Distributed by:
ICC Distributors, Inc.